Share-based compensation - Performance shares (Detail)		12 Months Ended
		Dec. 31, 2021 € / shares shares	Dec. 31, 2021 $ / shares € / shares shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 € / shares	Dec. 31, 2020 $ / shares
Euro [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement					1,813,385	1,813,385
Euro [Member] | Performance share plans [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		3,097,713	3,097,713	3,097,713	3,545,312	3,545,312
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | € / shares		€ 45.28	€ 45.28		€ 41.31
Number of other equity instruments granted in share-based payment arrangement		1,121,001	1,121,001
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | € / shares		€ 50.73
Notional Dividends	[1]	62,872	62,872
Weighted Average Exercise Price Notional Dividends | € / shares	[1]	€ 45.22
Number of other equity instruments exercised or vested in share-based payment arrangement		1,466,223	1,466,223
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | € / shares		€ 39.18
Number of other equity instruments forfeited in share-based payment arrangement		272,873	272,873
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | € / shares		€ 45.9
Number of other equity instruments adjusted quantity | shares	[2]	107,624	107,624
Weighted average exercise price of other equity instruments adjusted quantity | € / shares	[2]	€ 37.67
US Dollar [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement					1,649,847	1,649,847
US Dollar [Member] | Performance share plans [Member]
Share-based compensation [Line Items]
Number of other equity instruments outstanding in share-based payment arrangement		2,005,000	2,005,000	2,005,000	2,412,767	2,412,767
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement | $ / shares				$ 51.48		$ 47.1
Number of other equity instruments granted in share-based payment arrangement		693,918	693,918
Weighted average exercise price of other equity instruments granted in share-based payment arrangement | $ / shares			€ 61.32
Notional Dividends	[1]	41,324	41,324
Weighted Average Exercise Price Notional Dividends | $ / shares	[1]		€ 51.42
Number of other equity instruments exercised or vested in share-based payment arrangement		947,772	947,772
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares			€ 47.48
Number of other equity instruments forfeited in share-based payment arrangement		268,500	268,500
Weighted average exercise price of other equity instruments forfeited in share-based payment arrangement | $ / shares			€ 51.29
Number of other equity instruments adjusted quantity | shares	[2]	73,264	73,264
Weighted average exercise price of other equity instruments adjusted quantity | $ / shares	[2]		€ 50.06

[1]	Dividend declared in 2021 on outstanding shares.
[2]	Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual and expected EPS.